Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade Accounts and Notes Receivable

(a)	Trade accounts and notes receivable as of December 31, 2020 and December 31, 2021 are as follows:

( In millions of won )
	December 31, 2020		December 31, 2021
Due from third parties	~~W~~	3,054,471	3,818,980
Due from related parties		463,041	755,809

	~~W~~	3,517,512	4,574,789

Summary of Other Accounts Receivable

(b)	Other accounts receivable as of December 31, 2020 and December 31, 2021 are as follows:

( In millions of won )
	December 31, 2020		December 31, 2021
Current assets
Non-trade receivables, net	~~W~~	140,616	108,875
Accrued income		3,864	13,024

	~~W~~	144,480	121,899

Non-current assets
Long-term non-trade receivables	~~W~~	—	2,376

	~~W~~	144,480	124,275

Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable
(c)	The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2020 and December 31, 2021 are as follows:

(In millions of won)	December 31, 2020
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable

Current	~~W~~	3,516,891	143,674	(1,047)	(1,740)
1-15 days past due		1,638	1,023	—	(8)
16-30 days past due		30	522	—	—
31-60 days past due		—	782	—	(8)
More than 60 days past due		—	257	—	(22)

	~~W~~	3,518,559	146,258	(1,047)	(1,778)

(In millions of won)	December 31, 2021
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable

Current	~~W~~	4,575,354	124,877	(1,204)	(1,932)
1-15 days past due		566	822	—	(6)
16-30 days past due		10	44	—	—
31-60 days past due		61	16	—	—
More than 60 days past due		2	521	—	(67)

	~~W~~	4,575,993	126,280	(1,204)	(2,005)

Summary of Allowance for Impairment in Respect Of Trade Accounts and Notes Receivable and Other Accounts Receivable
The movement in the allowance for impairment in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)	Trade accounts and notes receivable
	2019		2020	2021

Balance at the beginning of the year	~~W~~	477	460	1,047
(Reversal of) bad debt expense		(17)	587	157

Balance at the end of the year	~~W~~	460	1,047	1,204

(In millions of won)	Other accounts receivable
	2019		2020	2021

Balance at the beginning of the year	~~W~~	1,281	3,322	1,778
(Reversal of) bad debt expense		2,041	(480)	227
Write-off		—	(1,064)	—

Balance at the end of the year	~~W~~	3,322	1,778	2,005

Summary of Other Assets
(d)	Other current assets as of December 31, 2020 and December 31, 2021 are as follows:

(In millions of won)	December 31, 2020		December 31, 2021
Advanced payments	~~W~~	34,808	44,907
Prepaid expenses		63,972	67,540
Value added tax refundable		693,623	608,476
Right to recover returned goods		11,063	7,440

	~~W~~	803,466	728,363